BUSINESS COMBINATIONS ( Schedule of pro forma revenue and earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combinations [Abstract]
Revenues	$ 1,125,356	$ 905,859
Net loss	$ (133,939)	$ (104,808)